EVENTS SUBSEQUENT TO THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD

NOTE 14 – EVENTS SUBSEQUENT TO THE REPORTING PERIOD

(a)	For further details regarding the Hedia financing received subsequent to the reporting period, see note 1(c).

(b)	On November 4, 2026, the Company received an additional ILS 3.8 million ($1,245) in respect of its Inventory Credit Line.